           united states
         securities and exchange commission
            washington, d.c. 20549

                       form n-csr

         certified shareholder report of registered management investment companies

Investment Company Act file number  811-06561

         CCMI Funds
(Exact name of registrant as specified in charter)

431 N Pennsylvania St.  Indianapolis, IN    46204
(Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services
431 N. Pennsylvania St
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:            5/31

Date of reporting period:  11/30/03

               Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

               A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

[logo] CCMI FUNDS

CCMI BOND FUND

------------------------------

A Portfolio of CCMI Funds


Semi-Annual Report to Shareholders

November 30, 2003





Not FDIC Insured  *  May Lose Value  *  No Bank Guarantee


    Principal                                          CCMI Bond Fund
     Amount                       Schedule of Investments - November 30, 2003 (Unaudited)                        Value
------------------                                                                                           ---------------

----------------------------------------------------------------------------------------------------------------------------
                    ASSET BACKED SECURITIES--0.80%
                    Finance--Retail--0.80%
      $ 1,000,000   Citibank Credit Card Issuance Trust, 4.15%, 7/7/2017                                          $ 921,835
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $893,642)                                        921,835

----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS--33.06%
                    Air Transportation--0.09%
          111,000   United Parcel Service, Inc., Note, 5.25%, 9/15/2017                                             109,184
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    Banking--5.58%
          191,000   BT Capital Trust, Company Guarantee, Series B1, 7.90%, 1/15/2027                                213,676
                    -----------------------------------------------------------------------------------------
          500,000   Bank of America Corp., Sub. Note, Series NOTZ, 6.50%, 5/15/2017                                 509,229
                    -----------------------------------------------------------------------------------------
          350,000   BankBoston Capital Trust, Company Guarantee, Series B, 8.25%, 12/15/2026                        404,243
                    -----------------------------------------------------------------------------------------
        1,000,000   Comerica Bank, Sub. Note, 8.375%, 7/15/2024                                                   1,202,383
                    -----------------------------------------------------------------------------------------
          100,000   Countrywide Home Loans, Inc., Company Guarantee, Series MTNJ,  7.00%, 7/27/2016                 100,762
                    -----------------------------------------------------------------------------------------
          188,000   NB Capital Trust II, Company Guarantee, 7.83%, 12/15/2026                                       212,823
                    -----------------------------------------------------------------------------------------
        1,257,000   Peoples Bank Bridgeport, Sub. Note, 9.875%, 11/15/2010                                        1,508,332
                    -----------------------------------------------------------------------------------------
        1,900,000   Regions Financial Corp., Sub. Note, 7.75%, 9/15/2024                                          2,292,473
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         6,443,921

----------------------------------------------------------------------------------------------------------------------------
                    Finance--Retail--1.85%
          865,000   Commercial Credit Co., Note, 6.625%, 6/1/2015                                                   960,982
                    -----------------------------------------------------------------------------------------
        1,000,000   Household Finance Corp., Sr. Note, Series MTN, 2.10%, 2/28/2008                      (a)      1,008,405
                    -----------------------------------------------------------------------------------------
          166,000   Household Finance Corp., Sr. Note, Series NOT1, 7.50%, 4/15/2017                                171,915
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         2,141,302

----------------------------------------------------------------------------------------------------------------------------
                    Financial Intermediaries--2.47%
          500,000   Citigroup, Inc., Note., 6.50%, 1/18/2011                                                        560,851
                    -----------------------------------------------------------------------------------------
          250,000   Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010                                                    290,132
                    -----------------------------------------------------------------------------------------
        1,000,000   Goldman Sachs Group, Inc., Note, 6.60%, 1/15/2012                                             1,111,614
                    -----------------------------------------------------------------------------------------
         900,000   Lehman Brothers Holdings, Inc., Note, Series MTNG, 6.75%, 7/1/2022                              888,073
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         2,850,670

----------------------------------------------------------------------------------------------------------------------------
                    Financial Services--6.05%
        1,000,000   Beneficial Corp., Note, Series MTNE, 6.47%, 11/17/2008                                        1,104,063
                    -----------------------------------------------------------------------------------------
          250,000   CIT Capital Trust I, Company Guarantee, 7.70%, 2/15/2027                                        268,480
                    -----------------------------------------------------------------------------------------
        1,250,000   Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011                                1,354,797
                    -----------------------------------------------------------------------------------------
          500,000   General Electric Capital Corp., Sr. Note, Series MTN, 5.10%, 4/25/2018                          482,550
                    -----------------------------------------------------------------------------------------
          800,000   JPM Capital Trust II, Bond, 7.95%, 2/1/2027                                                     891,634
                    -----------------------------------------------------------------------------------------
        1,000,000   Morgan Stanley, Note, 6.60%, 4/1/2012                                                         1,115,570
                    -----------------------------------------------------------------------------------------
        1,500,000   Morgan Stanley, Sr. Note, Series MTNC, 4.50%, 11/1/2013                              (a)      1,488,480
                    -----------------------------------------------------------------------------------------
          265,000   Morgan Stanley & Co., Inc., Deb., 7.50%, 2/1/2024                                               276,411
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         6,981,985

----------------------------------------------------------------------------------------------------------------------------
                    Food & Drug Manufacturers & Retailers--1.45%
        1,000,000   Kraft Foods, Inc.,  Note, 5.25%, 10/1/2013                                                      998,010
                    -----------------------------------------------------------------------------------------
          700,000   McDonald's Corp., Note, Series MTNH, 5.20%, 8/1/2018                                            673,603
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    Total                                                                                         1,671,613

----------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.


    Principal                                          CCMI Bond Fund
     Amount                 Schedule of Investments - November 30, 2003 (Unaudited) - continued                  Value
------------------                                                                                           ---------------

                       CORPORATE BONDS--33.06% - continued
                     Industrial Products & Equipment--1.72%
      $ 1,600,000   AutoZone, Inc., Sr. Note, 5.875%, 10/15/2012                                                $ 1,668,325
                    -----------------------------------------------------------------------------------------
          300,000   Johnson Controls, Inc., Deb., 8.20%, 6/15/2024                                                  319,951
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         1,988,276

----------------------------------------------------------------------------------------------------------------------------
                    Insurance--1.18%
          100,000   Aetna, Inc., Deb., 7.25%, 8/15/2023                                                             109,369
                    -----------------------------------------------------------------------------------------
         1,005,000   GE Global Insurance Holding Corp., Note, 6.45%, 3/1/2019                                      1,050,160
                    -----------------------------------------------------------------------------------------
          100,000   Kemper Corp., Note, Series MTN, 8.875%, 10/17/2009                                              118,035
                    -----------------------------------------------------------------------------------------
           85,000   Zurich Reinsurance Centre Holdings, Sr. Note, 7.125%, 10/15/2023                                 82,174
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         1,359,738

----------------------------------------------------------------------------------------------------------------------------
                    Metals, Minerals & Mining--0.74%
          670,000   Alcoa, Inc., Note, 6.50%, 6/1/2011                                                              754,734
                    -----------------------------------------------------------------------------------------
          105,000   BHP Billiton Finance, Company Guarantee, 4.80%, 4/15/2013                                       104,520
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                           859,254

----------------------------------------------------------------------------------------------------------------------------
                    Retailers--1.70%
          225,000   May Department Stores Co., Deb., 7.50%, 6/1/2015                                                259,846
                    -----------------------------------------------------------------------------------------
        1,500,000   Target Corp., Deb., 7.00%, 7/15/2031                                                          1,699,335
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         1,959,181

----------------------------------------------------------------------------------------------------------------------------
                    Sovereign--1.33%
          500,000   Tennessee Valley Authority, Bond, Series E, 6.25%, 12/15/2017                                   552,247
                    -----------------------------------------------------------------------------------------
        1,000,000   United Mexican States, Note, 5.875%, 1/15/2014                                                  979,500
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         1,531,747

----------------------------------------------------------------------------------------------------------------------------
                    Technology Services--1.65%
        1,460,000   International Business Machines Corp., Deb., 8.375%, 11/1/2019                                1,911,302
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                      Telecommunications & Cellular--5.68%
        1,000,000   BellSouth Capital Funding Corp., Deb., 7.875%, 2/15/2030                                      1,208,455
                    -----------------------------------------------------------------------------------------
          634,000   GTE Corp., Deb., 7.90%, 2/1/2027                                                                688,744
                    -----------------------------------------------------------------------------------------
          800,000   Nynex Capital Funding Co., Company Guarantee, Series MTNB, 8.23%, 10/15/2009                    955,846
                    -----------------------------------------------------------------------------------------
          260,000   Pacific Bell, Deb., 6.625%, 10/15/2034                                                          266,717
                    -----------------------------------------------------------------------------------------
          800,000   Southwestern Bell Telephone Co., Deb., 6.625%, 9/1/2024                                         817,086
                    -----------------------------------------------------------------------------------------
        1,300,000   Southwestern Bell Telephone Co., Deb., 7.00%, 7/1/2015                                        1,509,699
                    -----------------------------------------------------------------------------------------
        1,000,000   Verizon Global Funding, Note, 6.875%, 6/15/2012                                               1,111,175
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         6,557,722

----------------------------------------------------------------------------------------------------------------------------
                    Utilities--1.57%
          250,000   Entergy Louisiana, Inc., 1st Mtg. Bond, 6.50%, 3/1/2008                                         255,655
                    -----------------------------------------------------------------------------------------
          300,000   Indianapolis Power & Light Co., 1st Mtg. Bond, Series MBIA, 7.375%, 8/1/2007                    339,572
                    -----------------------------------------------------------------------------------------
          915,000   Mississippi Power Co., 1st Mtg. Bond, 6.875%, 12/1/2025                                         956,650
                    -----------------------------------------------------------------------------------------
          250,000   Virginia Electric & Power Co., 1st Ref. Mtg., Series MBI, 7.00%, 1/1/2024                       258,003
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         1,809,880

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $37,203,426)                                          38,175,775

See accompanying notes which are an integral part of the financial statements.


    Principal                                          CCMI Bond Fund
     Amount                 Schedule of Investments - November 30, 2003 (Unaudited) - continued                  Value
------------------                                                                                           ---------------

----------------------------------------------------------------------------------------------------------------------------
                    U.S. TREASURIES--1.74.%
      $ 2,000,000   U.S. Treasury, Note, 2.625%, 11/15/2006                                                     $ 2,005,704
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL U.S. TREASURIES (IDENTIFIED COST $2,011,521)                                            2,005,704

----------------------------------------------------------------------------------------------------------------------------
                    GOVERNMENT AGENCIES--49.15%
                    Federal Home Loan Mortgage Corporation--11.56%
        1,000,000   Federal Home Loan Mortgage Corporation, Note, 5.125%, 7/15/2009                               1,021,338
                    -----------------------------------------------------------------------------------------
          950,000   Federal Home Loan Mortgage Corporation, Note, 6.25%, 7/31/2017                                  950,404
                    -----------------------------------------------------------------------------------------
          500,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 4.65%, 8/27/2010                      502,270
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.00%, 6/27/2017                    1,046,898
                    -----------------------------------------------------------------------------------------
        1,500,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.00%, 9/26/2018                    1,493,481
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.05%, 11/27/2017                   1,007,927
                    -----------------------------------------------------------------------------------------
        2,000,000   Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.05%, 11/7/2017                    1,993,770
                    -----------------------------------------------------------------------------------------
        3,000,000   Federal Home Loan Mortgage Corporation, Sub. Note, 6.25%, 3/5/2012                            3,202,227
                    -----------------------------------------------------------------------------------------
        2,000,000   Federal Home Loan Mortgage Corporation, Sub. Note, 6.375%, 8/1/2011                           2,131,706
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                        13,350,021

----------------------------------------------------------------------------------------------------------------------------
                    Federal National Mortgage Association--13.21%
        1,000,000   Federal National Mortgage Association, Unsecd. Note, 4.55%, 12/18/2009                        1,001,287
                    -----------------------------------------------------------------------------------------
          500,000   Federal National Mortgage Association, Unsecd. Note, 4.70%, 5/13/2013                           496,335
                    -----------------------------------------------------------------------------------------
        2,500,000   Federal National Mortgage Association, Unsecd. Note, 5.375%, 7/16/2018                        2,467,103
                    -----------------------------------------------------------------------------------------
          250,000   Federal National Mortgage Association, Unsecd. Note, 5.50%, 4/23/2024                           236,702
                    -----------------------------------------------------------------------------------------
        2,500,000   Federal National Mortgage Association, Unsecd. Note, 5.75%, 11/7/2017                         2,530,027
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal National Mortgage Association, Unsecd. Note, 6.00%, 8/14/2023                           986,219
                    -----------------------------------------------------------------------------------------
        2,000,000   Federal National Mortgage Association, Unsecd. Note, 6.05%, 8/18/2023                         1,980,690
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal National Mortgage Association, Unsecd. Note, 6.20%, 6/13/2017                         1,057,113
                    -----------------------------------------------------------------------------------------
          600,000   Federal National Mortgage Association, Unsecd. Note, 6.25%, 2/28/2017                           634,377
                    -----------------------------------------------------------------------------------------
        1,560,000   Federal National Mortgage Association, Unsecd. Note, 7.00%, 4/15/2022                         1,591,709
                    -----------------------------------------------------------------------------------------
        1,250,000   Federal National Mortgage Association, Unsecd. Note, Series MTN, 5.50%, 11/8/2016             1,262,890
                    -----------------------------------------------------------------------------------------
          500,000   Federal National Mortgage Association, Unsecd. Note, Series MTN, 6.37%, 2/25/2014               505,516
                    -----------------------------------------------------------------------------------------
          500,000   Federal National Mortgage Association, Unsecd. Sub. Note, 5.125%, 1/02/2014                     499,825
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                        15,249,793

----------------------------------------------------------------------------------------------------------------------------
                    Government Agencies--24.38%
          500,000   Federal Farm Credit Bank, Bond, 5.20%, 11/6/2013                                                503,625
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Bank System, Unsecd. Bond, 5.00%, 7/17/2018                                   946,623
                    -----------------------------------------------------------------------------------------
        1,250,000   Federal Home Loan Bank System, Unsecd. Bond, 5.25%, 12/10/2013                                1,244,616
                    -----------------------------------------------------------------------------------------
        2,000,000   Federal Home Loan Bank System, Unsecd. Bond, 5.25%, 7/24/2018                                 1,927,936
                    -----------------------------------------------------------------------------------------
          865,000   Federal Home Loan Bank System, Unsecd. Bond, 5.30%, 7/23/2018                                   836,255
                    -----------------------------------------------------------------------------------------
        1,600,000   Federal Home Loan Bank System, Unsecd. Bond, 5.50%, 8/7/2018                                  1,567,933
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Bank System, Unsecd. Bond, Series 4R18, 6.125%, 11/5/2018                   1,019,320
                    -----------------------------------------------------------------------------------------
        1,500,000   Federal Home Loan Bank System, Unsecd. Bond, Series 5B10, 3.00%, 10/8/2010                    1,479,695
                    -----------------------------------------------------------------------------------------
          460,000   Federal Home Loan Bank System, Unsecd. Bond, Series 5D18, 6.125%, 11/5/2018                     468,887
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Bank System, Unsecd. Bond, Series DJ18, 5.75%, 2/5/2018                     1,002,096
                    -----------------------------------------------------------------------------------------
          660,000   Federal Home Loan Bank System, Unsecd. Bond, Series EW17, 6.25%, 8/15/2017                      663,657
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Bank System, Unsecd. Bond, Series FI17, 6.15%, 9/5/2017                     1,004,853
                    -----------------------------------------------------------------------------------------
        1,100,000   Federal Home Loan Bank System, Unsecd. Bond, Series GA17, 5.875%, 9/19/2017                   1,103,109

See accompanying notes which are an integral part of the financial statements.


 Principal                                          CCMI Bond Fund
     Amount                 Schedule of Investments - November 30, 2003 (Unaudited) - continued                  Value
------------------                                                                                           ---------------

                     GOVERNMENT AGENCIES--49.15% - continued
                     Government Agencies--24.38% - continued
                    -----------------------------------------------------------------------------------------
      $ 2,500,000   Federal Home Loan Bank System, Unsecd. Bond, Series HG08, 1.79%, 3/3/2008            (a)    $ 2,498,705
                    -----------------------------------------------------------------------------------------
        1,150,000   Federal Home Loan Bank System, Unsecd. Bond, Series IG18, 5.37%, 3/19/2018                    1,134,032
                    -----------------------------------------------------------------------------------------
        1,700,000   Federal Home Loan Bank System, Unsecd. Bond, Series IM13, 2.12%, 6/25/2013           (a)      1,704,794
                    -----------------------------------------------------------------------------------------
        1,250,000   Federal Home Loan Bank System, Unsecd. Bond, Series IT18, 5.24%, 3/26/2018                    1,223,596
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Bank System, Unsecd. Bond, Series JU17, 5.70%, 11/21/2017                   1,000,569
                    -----------------------------------------------------------------------------------------
        2,000,000   Federal Home Loan Bank System, Unsecd. Bond, Series LU08, 1.79%, 3/24/2008           (a)      1,998,038
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Bank System, Unsecd. Bond, Series MD18, 5.00%, 5/8/2018                       983,578
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Bank System, Unsecd. Bond, Series QR18, 5.05%, 6/26/2018                      957,052
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Bank System, Unsecd. Bond, Series QS18, 5.00%, 6/26/2018                      953,551
                    -----------------------------------------------------------------------------------------
        1,010,000   Federal Home Loan Bank System, Unsecd. Bond, Series TT23, 5.25%, 6/5/2023                       936,858
                    -----------------------------------------------------------------------------------------
        1,000,000   Federal Home Loan Bank System, Unsecd. Bond, Series YA12, 5.25%, 12/3/2012                    1,000,200
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                        28,159,578

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $46,821,928)                                      56,759,392

----------------------------------------------------------------------------------------------------------------------------
                    MORTGAGE BACKED SECURITIES--6.29%
                    Banking--1.69%
        2,000,000   Wells Fargo Mortgaged Backed Securities, 4.64%, 10/25/2033                           (a)      1,950,000
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Corporation--0.11%
          122,657   Federal Home Loan Mortgage Corporation, Pool N98839, 7.00%, 5/1/2007                            126,314

----------------------------------------------------------------------------------------------------------------------------
                    Government National Mortgage Association--4.49%
          405,687   Government National Mortgage Association, Pool 494081, 7.00%, 8/15/2014                         434,175
                    -----------------------------------------------------------------------------------------
          374,735   Government National Mortgage Association, Pool 544525, 7.00%, 5/15/2031                         398,580
                    -----------------------------------------------------------------------------------------
        1,638,664   Government National Mortgage Association, Pool 565504, 5.50%, 9/15/2032                       1,658,175
                    -----------------------------------------------------------------------------------------
          642,498   Government National Mortgage Association, Pool 780758, 7.00%, 4/15/2013                         687,617
                    -----------------------------------------------------------------------------------------
          986,077   Government National Mortgage Association, Pool 606831, 5.50%, 9/15/2033                         997,819
                    -----------------------------------------------------------------------------------------
        1,000,000   Government National Mortgage Association, Pool 622990, 5.50%, 11/15/2033                      1,011,907
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         5,188,273

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $5,176,659)                                 7,264,587

----------------------------------------------------------------------------------------------------------------------------
                    LONG-TERM MUNICIPALS--.65%
                    Oklahoma--0.65%
          620,000   Choctaw County, OK IDA, Revenue Bonds, USA Guaranteed, 8.00%, 7/1/2012                          753,257
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $712,611)                                           753,257

----------------------------------------------------------------------------------------------------------------------------
     Shares         PREFERRED STOCKS--3.79%
                    Banking--0.09%
            4,000   UBS Preferred Funding Trust IV, Pfd.                                                             98,840
                    --------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                            98,840

----------------------------------------------------------------------------------------------------------------------------
                    Financial Intermediaries--1.18%
           14,000   ML Preferred Capital Trust V, Perpetual Series, Pfd.                                            380,800
                    -----------------------------------------------------------------------------------------
            9,400   Morgan Stanley Capital Trust V, Pfd                                                             227,480
                    -----------------------------------------------------------------------------------------
           15,000   Wells Fargo Capital Trust VII, Pfd.                                                             371,100
                    -----------------------------------------------------------------------------------------
           15,800   Wells Fargo Capital Trust VIII, Pfd.                                                            390,734
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         1,370,114

----------------------------------------------------------------------------------------------------------------------------


See accompanying notes which are an integral part of the financial statements.


                                                       CCMI Bond Fund
     Shares                 Schedule of Investments - November 30, 2003 (Unaudited) - continued                  Value
------------------                                                                                           ---------------

                    Financial Services--1.22%
           15,000   BAC Capital Trust III, Pfd.                                                                   $ 400,950
                    -----------------------------------------------------------------------------------------
           10,150   Citigroup Capital IX, Pfd                                                                       254,055
                    -----------------------------------------------------------------------------------------
           14,350   Citigroup Capital X, Pfd                                                                        364,490
                    -----------------------------------------------------------------------------------------
           14,000   Wachovia Preferred Funding, Series A, Pfd.                                                      388,360
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         1,407,855

----------------------------------------------------------------------------------------------------------------------------
                    Insurance--0.96%
            6,400   ING Groep N.V., Pfd.                                                                            170,560
                    -----------------------------------------------------------------------------------------
           22,000   ING Groep N.V., Perpetual Series, Pfd.                                                          554,180
                    -----------------------------------------------------------------------------------------
           15,500   PreferredPlus Trust, Pfd., Series GSG1                                                          386,725
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                         1,111,465

----------------------------------------------------------------------------------------------------------------------------
                    Sovereign Agency--0.34%
            5,000   Fannie Mae, Pfd.                                                                                245,000
                    -----------------------------------------------------------------------------------------
            5,500   Tennessee Valley Authority, Series D, Pfd                                                       142,725
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                                                                           387,725

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,271,350)                                           4,375,999

----------------------------------------------------------------------------------------------------------------------------
    Principal
     Amount         MUTUAL FUNDS--6.19%
      $ 4,556,201   Fifth Third Institutional Money Market Fund                                                   4,556,201
                    -----------------------------------------------------------------------------------------
        2,600,000   Goldman Sachs Financial Square Money Market Fund                                              2,600,000
                    --------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL MUTUAL FUNDS (Identified Cost $7,156,201)                                               7,156,201

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS--101.67% (IDENTIFIED COST $116,192,243)1                                  117,412,750

----------------------------------------------------------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES--NET--(1.67)%                                                   (1,923,084)

----------------------------------------------------------------------------------------------------------------------------
                    TOTAL NET ASSETS--100.00%                                                                   115,489,666

----------------------------------------------------------------------------------------------------------------------------

(a) Variable rate security, rate shown is as of November 30, 2003.

See accompanying notes which are an integral part of the financial statements.

CCMI Bond Fund
Statement of Assets and Liabilities
November 30, 2003 (Unaudited)


Assets
Investments in securities, at value (cost $116,192,243)                                                 $ 117,412,750
----------------------------------------------------------------------------------------------------
Interest receivable                                                                                         1,432,934
----------------------------------------------------------------------------------------------------
Dividends receivable                                                                                            3,032
----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                                                88,000
----------------------------------------------------------------------------------------------------
Other assets                                                                                                    1,632
----------------------------------------------------------------------------------------------------------------------
     Total assets                                                                                         118,938,348
----------------------------------------------------------------------------------------------------------------------

Liabilities
Accrued advisory fees                                                                                          24,529
----------------------------------------------------------------------------------------------------
Redemptions payable                                                                                             4,171
----------------------------------------------------------------------------------------------------
Other payables and accrued expenses                                                                            78,867
----------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                           3,341,115
----------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                                      3,448,682
----------------------------------------------------------------------------------------------------------------------

Net Assets                                                                                              $ 115,489,666
----------------------------------------------------------------------------------------------------==================

Net Assets consist of:
----------------------------------------------------------------------------------------------------
Paid in capital                                                                                           112,407,316
----------------------------------------------------------------------------------------------------
Accumulated net investment income (loss)                                                                      118,119
----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                                         1,743,724
----------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                   1,220,507
----------------------------------------------------------------------------------------------------------------------

Net Assets, for 11,075,663 shares                                                                       $ 115,489,666
----------------------------------------------------------------------------------------------------==================

Net Asset Value
--------------------------
  and redemption price per share ($115,489,666 / 11,075,663)                                                  $ 10.43
----------------------------------------------------------------------------------------------------==================

Offering price per share ($10.43 / .9550)                                                                     $ 10.92
----------------------------------------------------------------------------------------------------==================


See accompanying notes which are an integral part of the financial statements.

CCMI Bond Fund
Statement of Operations
Six months ended November 30, 2003 (Unaudited)


Investment Income
----------------------------------------------------------------------------------------
Dividend income                                                                                          $ 80,776
----------------------------------------------------------------------------------------
Interest income                                                                                         2,722,758
----------------------------------------------------------------------------------------          ----------------
  Total Income                                                                                          2,803,534
------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------
Investment advisor fee                                                                    349,518
----------------------------------------------------------------------------------------
Administration expenses                                                                    72,784
----------------------------------------------------------------------------------------
Shareholder servicing fee                                                                  41,317
----------------------------------------------------------------------------------------
Fund accounting expenses                                                                   40,281
----------------------------------------------------------------------------------------
Registration expenses                                                                      17,412
----------------------------------------------------------------------------------------
Transfer agent expenses                                                                    14,774
----------------------------------------------------------------------------------------
Auditing expenses                                                                           8,500
----------------------------------------------------------------------------------------
Legal expenses                                                                              5,966
----------------------------------------------------------------------------------------
Trustee expenses                                                                            5,479
----------------------------------------------------------------------------------------
Printing expenses                                                                           4,550
----------------------------------------------------------------------------------------
Custodian expenses                                                                          3,836
----------------------------------------------------------------------------------------
Miscellaneous expenses                                                                      2,398
----------------------------------------------------------------------------------------
Insurance expenses                                                                          1,970
--------------------------------------------------------------------------------------------------
  Total Expenses                                                                          568,785
------------------------------------------------------------------------------------------------------------------
Expenses waived by advisor                                                               (102,325)
------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                                           466,460
------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                                            2,337,074
                                                                                                  ----------------


Realized & Unrealized Gain (Loss)
----------------------------------------------------------------------------------------
Net realized gain (loss) on investment securities                                                         600,509
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investment securities                              (5,030,024)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment securities                                       (4,429,515)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                      $ (2,092,441)
--------------------------------------------------------------------------------------------------================


See accompanying notes which are an integral part of the financial statements.

CCMI Bond Fund
Statement of Changes In Net Assets

                                                                                        Six Months ended
                                                                                         Nov. 30, 2003     Period ended
Increase (Decrease) in Net Assets                                                         (Unaudited)      May 31, 2003  (a)
                                                                                       ------------------  --------------
---------------------------------------------------------------------------------------
Operations
---------------------------------------------------------------------------------------
  Net investment income (loss)                                                               $ 2,337,074     $ 3,878,341
---------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                                              600,509       1,244,292
---------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on investment securities               (5,030,024)      5,618,729
                                                                                       ------------------  --------------
  Net increase (decrease) in net assets resulting from operations                             (2,092,441)     10,741,362
-------------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------------------------
  From net investment income                                                                  (2,244,919)     (3,852,377)
---------------------------------------------------------------------------------------
  From net realized gain                                                                               -        (101,077)
---------------------------------------------------------------------------------------------------------  --------------
  Total distributions                                                                         (2,244,919)     (3,953,454)
-------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions
---------------------------------------------------------------------------------------
  Proceeds from shares sold                                                                   13,213,834      74,941,481
---------------------------------------------------------------------------------------
  Proceeds from shares issued in connection with the tax-free transfer
      of assets from National Commerce Bank Common Trust Fund A - Fixed Income Fund                    -      43,258,837
---------------------------------------------------------------------------------------
  Reinvestment of distributions                                                                    2,730         101,354
---------------------------------------------------------------------------------------
  Amount paid for shares repurchased                                                          (8,258,089)    (10,221,028)
---------------------------------------------------------------------------------------------------------  --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                   4,958,475     108,080,644
-------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                                                          621,114     114,868,552
-------------------------------------------------------------------------------------------------------------------------

Net Assets
  Beginning of period                                                                        114,868,552               -
---------------------------------------------------------------------------------------
  End of period [including accumulated net
    investment income (loss) of  $118,119 and $25,964 respectively]                        $ 115,489,666    $114,868,552
---------------------------------------------------------------------------------------==================  ==============

Capital Share Transactions
---------------------------------------------------------------------------------------
  Shares sold                                                                                  1,252,195       7,255,564
---------------------------------------------------------------------------------------
  Shares issued in connection with the tax-free transfer of assets from
      National Commerce Bank Common Trust Fund A - Fixed Income Fund                                   -       4,325,884
---------------------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                                                     261           9,662
---------------------------------------------------------------------------------------
  Shares repurchased                                                                            (788,330)       (979,573)
---------------------------------------------------------------------------------------------------------  --------------

  Net increase (decrease) from capital transactions                                              464,126      10,611,537
-------------------------------------------------------------------------------------------------------------------------


(a) For the period July 1, 2002 (commencement of operations) to May 31, 2003.

See accompanying notes which are an integral part of the financial statements.

CCMI Bond Fund
Financial Highlights

                                                                             Six Months ended              Period ended
                                                                              Nov. 30, 2003(b)             May 31, 2003 (a)
                                                                              (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------
Net asset value, beginning of period                                                        $ 10.82                   $ 10.00
---------------------------------------------------------------------------
Income from investment operations
---------------------------------------------------------------------------
  Net investment income (loss)                                                                 0.21                      0.44
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                                     (0.40)                     0.83
----------------------------------------------------------------------------------------------------    ----------------------
Total from investment operations                                                              (0.19)                     1.27
------------------------------------------------------------------------------------------------------------------------------
Less Distributions to shareholders:
---------------------------------------------------------------------------
  From net investment income                                                                  (0.20)                    (0.44)
  From net realized gain                                                                          -                     (0.01)
----------------------------------------------------------------------------------------------------    ----------------------
Total distributions                                                                           (0.20)                    (0.45)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                              $ 10.43                   $ 10.82
------------------------------------------------------------------------------------------------------------------------------

Total Return (c) (d)                                                                         -1.72%                    12.97%
------------------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                                           $ 115,490                 $ 114,869
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (e)                                                   0.80%                     0.85%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets (e)                                                                     4.02%                     4.73%
------------------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement (e) (f)                                                          0.18%                     0.12%
------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                                                         55%                       64%
------------------------------------------------------------------------------------------------------------------------------


(a) For the period July 1, 2002 (date of initial public offering) through May 31, 2003.
(b) For the period June 1, 2003 to November 30, 2003. (c) For periods of less than a full year, total return is not annualized. (d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(e)  Computed on an annualized basis.
(f) This voluntary expense decrease is reflected in both the expense and the net investment income ratios above.

See accompanying notes which are an integral part of the financial statements.

                                                   CCMI Bond Fund
                                           Notes to Financial Statements
                                           November 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION

               The CCMI Bond Fund (the "Fund") is a diversified portfolio of CCMI Funds (the "Trust"). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 11, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from 111 Corcoran Funds to CCB on May 13, 1998. The Trust changed its name from CCB Funds to CCMI Funds on June 1, 2001. The Board of Trustees (the "Board") governs the Fund. The Fund's investment adviser is Commerce Capital Management, Inc. (the "Adviser"). The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The investment objective cannot be changed without shareholder approval.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

               The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

               Securities Valuation - Market values of the Fund's portfolio securities are determined for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. In the absence of recorded sales for equity securities, the security is valued according to the mean between the last closing bid and asked prices. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

               Fixed income securities, are valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and for all other securities at fair value as determined in good faith by the Adviser, subject to and in accordance with policies approved by the Board.

               Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

               Federal Income Taxes- There is no provision for federal income tax. The Fund has met and intends to continue to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income monthly and net realized capital gains annually.

               Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

               Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least a monthly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year.

                                                  CCMI Bond Fund
                                           Notes to Financial Statements
                                     November 30, 2003 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

               The Adviser is Commerce Capital Management, Inc. Under the terms of the Investment Advisory Contract (the "Agreement"), subject to the direction of the Trustees of the Trust, the Adviser provides investment research and supervision of the investments of the Fund and conducts a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of the Fund's assets. The Agreement provides that the Fund pays all of its own expenses and its allocable share of Trust expenses, including without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of Trustees and officers of the Trust; fees for investment advisory services and administrative personnel and services; fees and expenses of preparing its registration statements and any amendments thereto; expenses of registering and qualifying the Trust, the Fund and shares ("Shares") of the Fund under Federal and state laws and regulations; expenses of preparing, printing and distributing prospectuses (and any amendments thereto) to current shareholders; interest expense, taxes, fees and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefore; insurance expenses; association membership dues; and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Fund. The Fund will also pay its allocable share of such extraordinary expenses as may arise including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto. As compensation for its management services, the Fund is obligated to pay the Adviser an annual fee equal to 0.60% of the average daily net assets of the Fund. For the six months ended November 30, 2003, the Adviser earned a fee of $349,518 from the Fund. At November 30, 2003, the Fund owed the Adviser $24,529 for its advisory services. For the period ending May 31, 2004, the Adviser has voluntarily agreed to waive a portion of its fees to maintain annual Fund operating expenses at 0.81%. This voluntary waiver may be terminated at any time.

               Unified Fund Services, Inc. ("Unified"), acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee for transfer agency services from the Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $5 million or more).

               In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, 0.03% of the Fund's assets from $100 million to $150 million, and 0.02% of the Fund's assets over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets of $5 million or more).

               Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.13% of the Fund's assets under $50 million, 0.10% of the Fund's assets from $50 million to $100 million, 0.08% of the Fund's assets from $100 million to $150 million, and 0.06% of the Fund's assets over $150 million (subject to a minimum fee of $2,083 per month).

               Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

               The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to Unified Financial Securities, Inc. (the "Distributor") and investment professionals for the sale, distribution and customer servicing of the Fund's shares. The Fund has no present intention of paying or accruing a 12b-1 fee for the fiscal year ending May 31, 2004. A Trustee and

                                                  CCMI Bond Fund
                                           Notes to Financial Statements
                                     November 30, 2003 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

               officers of the Trust are directors and/or officers, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

               The Fund has adopted a Shareholder Services Plan. Pursuant to the Plan, the Fund may pay Unified Fund Services Inc., up to 0.25% of average net assets for providing shareholder services and maintaining shareholder accounts. Unified Fund Services Inc. may select others to perform these services for their customers and may pay fees to them. As of November 30, 2003, the Fund paid $41,317 in Shareholder Servicing fees.

NOTE 4. INVESTMENTS

                    For the six months ended November 30, 2003, purchases and
               sales of investment securities, other than short-term investments were as follows:

                                           Amount
                                      -----------------
Purchases
     U.S. Government Obligations          $ 45,123,260
     Other                                  18,393,090
Sales
     U.S. Government Obligations          $ 30,853,329
     Other                                  29,816,719

                    As of November 30, 2003, the net unrealized depreciation of investments for tax purposes were as follows:

                           Amount
                        --------------
Gross Appreciation        $ 2,075,922
Gross (Depreciation)         (855,415)
                        --------------
Net Appreciation
   on Investments         $ 1,220,507
                        ==============

               At November 30, 2003, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $116,192,243.

NOTE 5. ESTIMATES

               Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

               The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2003, Central Carolina Bank & Trust, for the benefit of its customers, held over 99% of the Fund.

                                                  CCMI Bond Fund
                                           Notes to Financial Statements
                                     November 30, 2003 (Unaudited) - continued


NOTE 7. CHANGE OF AUDITORS

               On July 21, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace KPMG, LLP ("KPMG") as the Fund's independent auditor for the 2004 fiscal year. The Fund's selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

               KPMG's reports on the Fund's financial statements as of May 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such periods.

[logo] CCMI FUNDS

CCMI EQUITY FUND

------------------------------

A Portfolio of CCMI Funds


Semi-Annual Report to Shareholders

November 30, 2003





Not FDIC Insured  *  May Lose Value  *  No Bank Guarantee

                  CCMI Equity Fund
                  Schedule of Investments
                  November 30, 2003 (Unaudited)

    Shares        Common Stocks - 91.79%                                                Value
--------------------------------------------------------------------------------------------------

                  Communications - 2.99%
        58,000    SBC Communications, Inc.                                          $ 1,350,240.00
                  --------------------------------------------------------------------------------
        45,000    Sprint Corp.                                                            674,550
                  --------------------------------------------------------------------------------
        35,000    Verizon Communications, Inc.                                          1,146,950
                  --------------------------------------------------------------------------------
                        TOTAL                                                           3,171,740
                  --------------------------------------------------------------------------------

                  Consumer Non-Durables - 10.42%
        30,000    Anheuser-Busch Co.                                                    1,554,600
                  --------------------------------------------------------------------------------
        30,400    Cadbury Schweppes Public Ltd. Co. (c)                                   792,528
                  --------------------------------------------------------------------------------
        42,000    Constellation Brands, Inc. - Class A (a)                              1,449,420
                  --------------------------------------------------------------------------------
        20,000    Coors Adolph Co. - Class B                                            1,102,200
                  --------------------------------------------------------------------------------
        31,000    General Mills, Inc.                                                   1,395,310
                  --------------------------------------------------------------------------------
        30,000    Kraft Foods, Inc.                                                       950,100
                  --------------------------------------------------------------------------------
        35,000    PepsiCo, Inc.                                                         1,684,200
                  --------------------------------------------------------------------------------
        63,000    The Gillette Co.                                                      2,124,990
                  --------------------------------------------------------------------------------
                        TOTAL                                                          11,053,348
                  --------------------------------------------------------------------------------

                  Consumer Services - 8.67%
        45,000    Carnival Corp.                                                        1,583,550
                  --------------------------------------------------------------------------------
        65,000    Comcast Corp. (a)                                                     1,959,750
                  --------------------------------------------------------------------------------
        52,500    Darden Restaurants, Inc.                                              1,087,275
                  --------------------------------------------------------------------------------
        15,000    Gannett Co., Inc.                                                     1,299,000
                  --------------------------------------------------------------------------------
        60,000    McDonald's Corp.                                                      1,537,800
                  --------------------------------------------------------------------------------
        75,000    Walt Disney Co. (a)                                                   1,731,750
                  --------------------------------------------------------------------------------
                        TOTAL                                                           9,199,125
                  --------------------------------------------------------------------------------

                  Electronic Technology - 8.07%
        35,000    Applied Materials, Inc. (a)                                             850,500
                  --------------------------------------------------------------------------------
        75,000    Cisco Systems, Inc. (a)                                               1,699,500
                  --------------------------------------------------------------------------------
       135,000    Commscope, Inc. (a)                                                   2,154,600
                  --------------------------------------------------------------------------------
        40,000    Electronics for Imaging, Inc. (a)                                     1,104,000
                  --------------------------------------------------------------------------------
        45,000    Intel Corp.                                                           1,504,350
                  --------------------------------------------------------------------------------
        42,000    Texas Instruments, Inc.                                               1,249,920
                  --------------------------------------------------------------------------------
                        TOTAL                                                           8,562,870
                  --------------------------------------------------------------------------------

                  Energy Minerals - 5.16%
        15,000    ChevronTexaco Corp.                                                   1,126,500
                  --------------------------------------------------------------------------------
        22,500    ConocoPhillips Co.                                                    1,276,650
                  --------------------------------------------------------------------------------
        85,000    Exxon Mobil Corp.                                                     3,074,450
                  --------------------------------------------------------------------------------
                        TOTAL                                                           5,477,600
                  --------------------------------------------------------------------------------

                  Finance - 18.95%
        38,000    American Express Co.                                                  1,736,980
                  --------------------------------------------------------------------------------
        26,200    American International Group, Inc.                                    1,518,290
                  --------------------------------------------------------------------------------
         1,250    Berkshire Hathaway, Inc. - Class B (a)                                3,501,250
                  --------------------------------------------------------------------------------
        52,066    Citigroup, Inc.                                                       2,449,185
                  --------------------------------------------------------------------------------
        40,100    Duke Realty Corp.                                                     1,235,080
                  --------------------------------------------------------------------------------
        45,000    FleetBoston Financial Corp.                                           1,827,000
                  --------------------------------------------------------------------------------
        50,000    J.P. Morgan Chase & Co.                                               1,768,000
                  --------------------------------------------------------------------------------
        45,000    Jefferson-Pilot Corp.                                                 2,183,850
                  --------------------------------------------------------------------------------
        20,000    Merrill Lynch & Co., Inc.                                             1,135,000
                  --------------------------------------------------------------------------------
        30,000    Prologis                                                                915,000
                  --------------------------------------------------------------------------------
        40,000    Washington Mutual, Inc.                                               1,832,400
                  --------------------------------------------------------------------------------
                        TOTAL                                                          20,102,035
                  --------------------------------------------------------------------------------

                  Health Services - 1.36%
        40,000    Laboratory Corp. of America Holdings (a)                              1,444,800
                  --------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

                  CCMI Equity Fund
                  Schedule of Investments
                  November 30, 2003 (Unaudited)

    Shares        Common Stocks - 91.79%                                                Value
--------------------------------------------------------------------------------------------------
                  Health Technology - 12.32%
        25,000    Abbott Laboratories, Inc.                                          $  1,105,000
                  --------------------------------------------------------------------------------
        15,000    Amgen, Inc.  (a)                                                        862,650
                  --------------------------------------------------------------------------------
        55,000    Bristol-Myers Squibb Inc.                                             1,449,250
                  --------------------------------------------------------------------------------
        45,000    Johnson & Johnson                                                     2,218,050
                  --------------------------------------------------------------------------------
        35,000    Medimmune, Inc. (a)                                                     833,000
                  --------------------------------------------------------------------------------
        37,000    Merck & Co., Inc.                                                     1,502,200
                  --------------------------------------------------------------------------------
        80,000    Pfizer, Inc.                                                          2,684,000
                  --------------------------------------------------------------------------------
        33,000    Schering-Plough Corp.                                                   529,650
                  --------------------------------------------------------------------------------
        48,000    Wyeth                                                                 1,891,200
                  --------------------------------------------------------------------------------
                        TOTAL                                                          13,075,000
                  --------------------------------------------------------------------------------

                  Industrial Services - 1.42%
        32,000    Schlumberger Ltd.                                                     1,501,440
                  --------------------------------------------------------------------------------

                  Non-Energy Minerals - 3.28%
        72,000    Alcoa, Inc.                                                           2,362,320
                  --------------------------------------------------------------------------------
        20,000    Nucor Corp.                                                           1,122,200
                  --------------------------------------------------------------------------------
                        TOTAL                                                           3,484,520
                  --------------------------------------------------------------------------------

                  Producer Manufacturing - 5.17%
        45,000    General Electric Co.                                                  1,290,150
                  --------------------------------------------------------------------------------
        78,900    Molex, Inc. - Class A                                                 2,139,768
                  --------------------------------------------------------------------------------
        24,000    United Technologies Corp.                                             2,056,800
                  --------------------------------------------------------------------------------
                        TOTAL                                                           5,486,718
                  --------------------------------------------------------------------------------

                  Retail Trade - 1.86%
        55,000    Costco Wholesale Corp. (a)                                            1,970,100
                  --------------------------------------------------------------------------------

                  Technology Services - 7.27%
        10,000    Affiliated Computer Services, Inc. - Class A (a)                        501,400
                  --------------------------------------------------------------------------------
        70,000    Autodesk, Inc.                                                        1,625,400
                  --------------------------------------------------------------------------------
        32,000    Automatic Data Processing, Inc.                                       1,223,360
                  --------------------------------------------------------------------------------
        32,000    First Data Corp.                                                      1,211,200
                  --------------------------------------------------------------------------------
        15,000    International Business Machines Corp.                                 1,358,100
                  --------------------------------------------------------------------------------
        70,000    Microsoft Corp.                                                       1,799,000
                  --------------------------------------------------------------------------------
                        TOTAL                                                           7,718,460
                  --------------------------------------------------------------------------------

                  Transportation - 0.82%
        12,000    United Parcel Services, Inc.                                          $ 873,240
                  --------------------------------------------------------------------------------

                  Utilities - 4.03%
        15,000    Apache Corp.                                                          1,077,000
                  --------------------------------------------------------------------------------
        40,100    Black Hills Corp.                                                     1,293,626
                  --------------------------------------------------------------------------------
        30,000    Progress Energy, Inc.                                                 1,314,600
                  --------------------------------------------------------------------------------
        20,000    The Southern Co.                                                        585,400
                  --------------------------------------------------------------------------------
                        TOTAL                                                           4,270,626
                  --------------------------------------------------------------------------------

                  TOTAL COMMON STOCKS (Cost $78,622,037)                               97,391,622
                  --------------------------------------------------------------------------------

  Principal
    Amount        Money Market Securities - 8.36%
   $ 4,530,213    Fifth Third Institutional Money Market Fund, 0.91%  (b)               4,530,213
                  --------------------------------------------------------------------------------
                  Goldman Sachs Financial Square Fund -
     4,341,993         Money Market Fund, 0.96%  (b)                                    4,341,993
                  --------------------------------------------------------------------------------

                  TOTAL MONEY MARKET (Cost $8,872,206)                                  8,872,206
                  --------------------------------------------------------------------------------

                  TOTAL INVESTMENTS (Cost $87,494,243) - 100.15%                      106,263,828
                  --------------------------------------------------------------------------------

                  Liabilities in excess of cash and other assets - (0.15%)               (156,129)
                  --------------------------------------------------------------------------------

                  TOTAL NET ASSETS - 100.00%                                        $ 106,107,699
                  --------------------------------------------------------------------------------

                  (a) Non-income producing.
                  (b) Variable rate security; the coupon rate shown represents the rate at November 30, 2003.
                  (C) American Depositary Receipt.

See accompanying notes which are an integral part of the financial statements.

CCMI Equity Fund
Statement of Assets and Liabilities
November 30, 2003 (Unaudited)


Assets
----------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $87,494,243)                                                  $ 106,263,828
----------------------------------------------------------------------------------------------------
Cash                                                                                                                1
----------------------------------------------------------------------------------------------------
Interest receivable                                                                                             6,418
----------------------------------------------------------------------------------------------------
Dividends receivable                                                                                          171,358
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                               240,327
----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                                                73,783
----------------------------------------------------------------------------------------------------------------------
     Total assets                                                                                         106,755,715
----------------------------------------------------------------------------------------------------------------------

Liabilities
Accrued advisory fees                                                                                          62,341
----------------------------------------------------------------------------------------------------
Redemptions payable                                                                                            77,409
----------------------------------------------------------------------------------------------------
Other payables and accrued expenses                                                                            75,436
----------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                             432,830
----------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                                        648,016
----------------------------------------------------------------------------------------------------------------------

Net Assets                                                                                              $ 106,107,699
----------------------------------------------------------------------------------------------------------------------

Net Assets consist of:
Paid in capital                                                                                            87,028,956
----------------------------------------------------------------------------------------------------
Accumulated net investment income (loss)                                                                      187,428
----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                                           121,730
----------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                  18,769,585
----------------------------------------------------------------------------------------------------------------------

Net Assets, for 7,670,541 shares                                                                        $ 106,107,699
----------------------------------------------------------------------------------------------------------------------

Net Asset Value
and redemption price per share ($106,107,699 / 7,670,541)                                                     $ 13.83
----------------------------------------------------------------------------------------------------------------------

Offering price per share ($13.83 / .9425)                                                                     $ 14.67
----------------------------------------------------------------------------------------------------------------------


See accompanying notes which are an integral part of the financial statements.

CCMI Equity Fund
Statement of Operations
Six months ended November 30, 2003 (Unaudited)


Investment Income
----------------------------------------------------------------------------------------------------
Dividend income                                                                                          $ 856,017
----------------------------------------------------------------------------------------------------
Interest income                                                                                             40,106
-------------------------------------------------------------------------------------------------------------------
  Total Income                                                                                             896,123
-------------------------------------------------------------------------------------------------------------------

Expenses
Investment advisor fee                                                                                     420,314
----------------------------------------------------------------------------------------------------
Shareholder servicing fees                                                                                 129,859
----------------------------------------------------------------------------------------------------
Administration expenses                                                                                     64,362
----------------------------------------------------------------------------------------------------
Auditing expenses                                                                                            9,695
----------------------------------------------------------------------------------------------------
Custodian expenses                                                                                           5,288
----------------------------------------------------------------------------------------------------
Fund accounting expenses                                                                                    39,515
----------------------------------------------------------------------------------------------------
Insurance expenses                                                                                           2,357
----------------------------------------------------------------------------------------------------
Legal expenses                                                                                               8,607
----------------------------------------------------------------------------------------------------
Trustee expenses                                                                                             5,982
----------------------------------------------------------------------------------------------------
Registration expenses                                                                                       14,708
----------------------------------------------------------------------------------------------------
Printing expenses                                                                                            7,722
----------------------------------------------------------------------------------------------------
Transfer agent expenses                                                                                     18,056
----------------------------------------------------------------------------------------------------
Miscellaneous expenses                                                                                       2,625
                                                                                                    ---------------
----------------------------------------------------------------------------------------------------
  Total Expenses                                                                                           729,090
----------------------------------------------------------------------------------------------------
Expenses Waived by Advisor                                                                                 (81,735)
----------------------------------------------------------------------------------------------------
Shareholder service fee waived                                                                             (49,925)
-------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                                            597,430
-------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                                               298,693
-------------------------------------------------------------------------------------------------------------------


Realized & Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment securities                                                          514,251
----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              8,102,914
 -------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment securities                                         8,617,165
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                        $ 8,915,858
-------------------------------------------------------------------------------------------------------------------


See accompanying notes which are an integral part of the financial statements.

CCMI Equity Fund
Statement of Changes In Net Assets

                                                                                           Six Months ended
                                                                                           Nov. 30, 2003        Year ended
Increase (Decrease) in Net Assets                                                           (Unaudited)        May 31, 2003
                                                                                         ------------------   ---------------
Operations
  Net investment income (loss)                                                                   $ 298,693         $ 696,317
-----------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                                                514,251           124,107
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                                           8,102,914        (8,216,301)
-----------------------------------------------------------------------------------------------------------   ---------------
  Net increase (decrease) in net assets resulting from operations                                8,915,858        (7,395,877)
-----------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------
  From net investment income                                                                      (231,696)         (662,632)
-----------------------------------------------------------------------------------------
  From net realized gain                                                                                 -          (659,765)
-----------------------------------------------------------------------------------------------------------   ---------------
  Total distributions                                                                             (231,696)       (1,322,397)
-----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions
-----------------------------------------------------------------------------------------
  Proceeds from shares sold                                                                     12,796,242        21,036,061
-----------------------------------------------------------------------------------------
  Reinvestment of distributions                                                                     21,460           707,995
-----------------------------------------------------------------------------------------
  Amount paid for shares repurchased                                                            (8,068,462)      (24,599,190)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                     4,749,240        (2,855,134)
-----------------------------------------------------------------------------------------------------------   ---------------
Total Increase (Decrease) in Net Assets                                                         13,433,402       (11,573,408)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------
  Beginning of period                                                                           92,674,297       104,247,705
-----------------------------------------------------------------------------------------
  End of period [including accumulated net
    investment income (loss) of  $298,693 and $120,431, respectively]                        $ 106,107,699      $ 92,674,297
-----------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions
-----------------------------------------------------------------------------------------
  Shares sold                                                                                      975,531         1,781,750
-----------------------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                                                     1,656            62,410
-----------------------------------------------------------------------------------------
  Shares repurchased                                                                              (613,974)       (2,098,814)
-----------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) from capital transactions                                                363,213          (254,654)
-----------------------------------------------------------------------------------------------------------------------------


See accompanying notes which are an integral part of the financial statements.

CCMI Equity Fund
Financial Highlights

                                         Six Months ended
                                          Nov. 30, 2003 Year ended Year ended
                                          Year ended Year ended Year ended
                                          (Unaudited) May 31, 2003 May 31, 2002
                                          (a) May 31, 2001 May 31, 2000 May 31,
                                          1999
                                          --------------   -------------  -------------   ------------   ------------   ------------

Selected Per Share Data
-----------------------------------------
Net asset value, beginning of period          $ 12.68         $ 13.79        $ 16.17        $ 21.15        $ 21.74        $ 20.24
-----------------------------------------
Income from investment operations
-----------------------------------------
  Net investment income (loss)                   0.04            0.10           0.07           0.07           0.08           0.08
-----------------------------------------
  Net realized and unrealized gain (loss)        1.14           (1.03)         (1.89)         (1.88)          3.27           3.10
-----------------------------------------  -------------   -------------  -------------   ------------   ------------   ------------
Total from investment operations                 1.18           (0.93)         (1.82)         (1.81)          3.35           3.18
-----------------------------------------  -------------   -------------  -------------   ------------   ------------   ------------
Less Distributions to shareholders:
-----------------------------------------
  From net investment income                    (0.03)          (0.09)         (0.06)         (0.08)         (0.08)         (0.08)
-----------------------------------------
  From net realized gain                         0.00           (0.09)         (0.50)         (3.09)         (3.86)         (1.60)
-----------------------------------------  -------------   -------------  -------------   ------------   ------------   ------------
Total distributions                             (0.03)          (0.18)         (0.56)         (3.17)         (3.94)         (1.68)
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net asset value, end of period                $ 13.83         $ 12.68        $ 13.79        $ 16.17        $ 21.15        $ 21.74
------------------------------------------------------------------------------------------------------------------------------------

Total Return (b)                                 9.33%          -6.55%        -11.46%         -9.30%         16.12%         15.90%
------------------------------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)             $ 106,108        $ 92,674      $ 104,248       $ 70,238       $ 93,870       $ 99,526
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         1.18%           1.20%          1.19%          1.17%          1.09%          1.00%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets                           0.59%           0.81%          0.50%          0.34%          0.38%          0.39%
------------------------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement (c)                0.26%           0.32%          0.28%          0.28%          0.25%          0.09%

------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            5%             24%            36%            44%            42%            92%

------------------------------------------------------------------------------------------------------------------------------------


(a) Beginning with the year ended May 31, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and the net investment income ratios above.

See accompanying notes which are an integral part of the financial statements.

                            CCMI Equity Fund
                          Notes to Financial Statements
                          November 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION

               The CCMI Equity Fund (the "Fund") is a diversified portfolio of CCMI Funds (the "Trust"). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 11, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from 111 Corcoran Funds to CCB Funds and the Fund changed its name from 111 Corcoran Equity Fund to CCB Equity Fund on May 13, 1998. The Trust changed its name from CCB Funds to CCMI Funds and the Fund changed its name from CCB Equity Fund to CCMI Equity Fund on June 1, 2001. The Board of Trustees (the "Board") governs the Fund. The Fund's investment adviser is Commerce Capital Management, Inc. (the "Adviser"). The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The investment objective cannot be changed without shareholder approval.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

               The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

               Securities Valuation - Market values of the Fund's portfolio securities are determined for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. In the absence of recorded sales for equity securities, the security is valued according to the mean between the last closing bid and asked prices. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

               Fixed income securities, are valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and for all other securities at fair value as determined in good faith by the Adviser, subject to and in accordance with policies approved by the Board.

               Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

               Federal Income Taxes- There is no provision for federal income tax. The Fund has met and intends to continue to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income quarterly and net realized capital gains annually.

               Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

               Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least a quarterly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year.

                          CCMI Equity Fund
                    Notes to Financial Statements
                  November 30, 2003 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

               The Adviser is Commerce Capital Management, Inc. Under the terms of the Investment Advisory Contract (the "Agreement"), subject to the direction of the Trustees of the Trust, the Adviser provides investment research and supervision of the investments of the Fund and conducts a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of the Fund's assets. The Agreement provides that the Fund pays all of its own expenses and its allocable share of Trust expenses, including without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of Trustees and officers of the Trust; fees for investment advisory services and administrative personnel and services; fees and expenses of preparing its registration statements and any amendments thereto; expenses of registering and qualifying the Trust, the Fund and shares ("Shares") of the Fund under Federal and state laws and regulations; expenses of preparing, printing and distributing prospectuses (and any amendments thereto) to current shareholders; interest expense, taxes, fees and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefore; insurance expenses; association membership dues; and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Fund. The Fund will also pay its allocable share of such extraordinary expenses as may arise including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto. As compensation for its management services, the Fund is obligated to pay the Adviser an annual fee equal to 0.85% of the average daily net assets of the Fund. For the six months ended November 30, 2003, the Adviser earned a fee of $420,314 from the Fund. At November 30, 2003, the Fund owed the Adviser $62,341 for its advisory services. For the period ending May 31, 2004, the Adviser has voluntarily agreed to waive a portion of its fees to maintain annual Fund operating expenses at 1.03%. This voluntary waiver may be terminated at any time.

               Unified Fund Services, Inc. ("Unified"), acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee for transfer agency services from the Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $5 million or more).

               In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, 0.03% of the Fund's assets from $100 million to $150 million, and 0.02% of the Fund's assets over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets of $5 million or more).

               Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.13% of the Fund's assets under $50 million, 0.10% of the Fund's assets from $50 million to $100 million, 0.08% of the Fund's assets from $100 million to $150 million, and 0.06% of the Fund's assets over $150 million (subject to a minimum fee of $2,083 per month).

               Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

               The Fund has adopted a Shareholder Services Plan. Pursuant to the Plan, the Fund may pay Unified Fund Services Inc., up to 0.25% of average net assets for providing shareholder services and maintaining shareholder accounts. Unified Fund

                         CCMI Equity Fund
                      Notes to Financial Statements
                 November 30, 2003 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

               Services Inc. may select others to perform these services for their customers and may pay fees to them. As of November 30, 2003, the Fund paid $129,859 in fees.

NOTE 4. INVESTMENTS

               For the six months ended November 30, 2003, purchases and sales of investment securities, other than short-term investments were as follows:

                                           Amount
                                      ------------------
Purchases
     U.S. Government Obligations $ - Other 8,849,129
Sales
     U.S. Government Obligations $ - Other 4,697,059

               As of November 30, 2003, the net unrealized depreciation of investments for tax purposes were as follows:

                           Amount
                        --------------
Gross Appreciation        $22,570,957
Gross (Depreciation)       (3,801,372)
                        --------------
Net Appreciation
   on Investments         $18,769,585
                        ==============


               At November 30, 2003, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $87,494,243.

NOTE 5. ESTIMATES

               Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

               The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2003, Central Carolina Bank & Trust, for the benefit of its customers, held over 92% of the Fund.

NOTE 7. CHANGE OF AUDITORS

               On July 21, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace KPMG, LLP ("KPMG") as the Fund's independent auditor for the 2004 fiscal year. The Fund's selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

                       CCMI Equity Fund
                   Notes to Financial Statements
            November 30, 2003 (Unaudited) - continued

NOTE 7. CHANGE OF AUDITORS - continued

               KPMG's reports on the Fund's financial statements as of May 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statements date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such periods.

Item 2. Code of Ethics.  N/A

Item 3. Audit Committee Financial Expert. N/A

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Companies.  N/A

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. N/A

Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 9, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)      N/A
(b) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(c) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                       SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CCMI Funds

By
*   /s/ Timothy Ashburn
         Timothy Ashburn, President

Date     2/6/04
    -------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*      /s/ Timothy Ashburn
         Timothy Ashburn, President

Date         2/6/04
    -------------------------------

By
*        /s/ Thomas Napurano
 --------------------------------------------------------------
         Thomas Napurano, Treasurer and Chief Financial Officer

Date        2/7/04
    --------------------------------